Consolidated Statements of Changes in Equity ₨ in Millions, $ in Millions	INR (₨)	USD ($)	IFRS9 [member] INR (₨)	Share capital [Member] INR (₨)	Share capital [Member] USD ($)	Additional paid-in capital [Member] INR (₨)	Additional paid-in capital [Member] USD ($)	Share Based Payment Reserve [member] INR (₨)	Share Based Payment Reserve [member] USD ($)	Currency translation reserve [Member] INR (₨)	Currency translation reserve [Member] USD ($)	Debt Instruments Through Other Comprehensive Income [Member] INR (₨)	Debt Instruments Through Other Comprehensive Income [Member] USD ($)	Equity Instruments Through Other Comprehensive Income [member] INR (₨)	Equity Instruments Through Other Comprehensive Income [member] USD ($)	Share Based Payment Other Reserve [member] INR (₨)	Share Based Payment Other Reserve [member] USD ($)	Hedging reserve [Member] INR (₨)	Hedging reserve [Member] USD ($)	Cost Of Hedging Reserve [member] INR (₨)	Cost Of Hedging Reserve [member] USD ($)	Other components of equity [Member] INR (₨)	Other components of equity [Member] USD ($)	Capital redemption reserve [Member] INR (₨)	Capital redemption reserve [Member] USD ($)	Debenture redemption reserve [Member] INR (₨)	Debenture redemption reserve [Member] USD ($)	Reserve for research and human resource development [Member] INR (₨)	Reserve for research and human resource development [Member] USD ($)	Special reserve [Member] INR (₨)	Special reserve [Member] USD ($)	Earned surplus reserve [Member] INR (₨)	Earned surplus reserve [Member] USD ($)	Retained earnings [Member] INR (₨)	Retained earnings [Member] USD ($)	Retained earnings [Member] IFRS9 [member] INR (₨)	Reserves [Member] INR (₨)	Reserves [Member] USD ($)	Equity attributable to shareholders of Tata Motors Limited [Member] INR (₨)	Equity attributable to shareholders of Tata Motors Limited [Member] USD ($)	Equity attributable to shareholders of Tata Motors Limited [Member] IFRS9 [member] INR (₨)	Non-controlling interests [Member] INR (₨)	Non-controlling interests [Member] USD ($)	Share application money pending allotment INR (₨)	Share application money pending allotment USD ($)
Balance at the beginning (Previously stated [member]) at Mar. 31, 2019	₨ 558,067.4			₨ 6,792.2		₨ 261,303.4		₨ 84.4		₨ 28,388.6				₨ 1,785.5				₨ (60,668.2)		₨ (2,873.9)				₨ 22.8		₨ 10,859.5		₨ 1,993.9		₨ 4,408.2		₨ 451.8		₨ 300,190.5					₨ 552,738.7			₨ 5,328.7
Balance at the beginning (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Mar. 31, 2019			₨ (1,961.4)																																	₨ (1,961.4)					₨ (1,961.4)
Balance at the beginning (Adjusted Balance [member]) at Mar. 31, 2019	556,106.0			6,792.2		261,303.4		84.4		28,388.6				1,785.5				(60,668.2)		(2,873.9)				22.8		10,859.5		1,993.9		4,408.2		451.8		298,229.1					550,777.3			5,328.7
Balance at the beginning at Mar. 31, 2019										28,388.6								(60,668.2)
Income (loss) for the year	(112,984.1)																																	(113,940.3)					(113,940.3)			956.2
Other comprehensive income /(loss) for the period	116,563.8									23,033.9		₨ 886.3		(1,394.5)				22,214.0		(2,628.2)														74,327.5					116,439.0			124.8
Total comprehensive income for the year	3,579.7									23,033.9		886.3		(1,394.5)				22,214.0		(2,628.2)														(39,612.8)					2,498.7			1,080.9
Amounts recognized in inventory	(2,409.5)																	(3,482.9)		1,073.4																			(2,409.5)
Issue of shares pursuant to preferential allotment	30,212.7			403.2		29,809.5																																	30,212.7
Issue of warrants	8,675.0					8,675.0																																	8,675.0
Buyback of shares	(221.5)																																									(221.5)
Issue of perpetual instrument classified as equity by a subsidiary	2,500.0																																									2,500.0
Dividend paid (including dividend tax)	(454.7)																																									(454.7)
Share based payments	47.0							47.0																															47.0
Transfer (from)/to retained earnings																										(471.0)				495.9				(24.9)
Balance at the end (Previously stated [member]) at Mar. 31, 2020	598,034.7			7,195.4		299,787.9		131.4		51,422.5		886.3		391.0				(41,937.1)		(4,428.7)				22.8		10,388.5		1,993.9		4,904.1		451.8		258,591.4					589,801.2			8,233.5
Balance at the end at Mar. 31, 2020	598,034.7			7,195.4		299,787.9		131.4		51,422.5		886.3		391.0		₨ 299,919.3		(41,937.1)		(4,428.7)		₨ 6,334.0		22.8		10,388.5		1,993.9		4,904.1		451.8		258,591.4			₨ 276,352.5		589,801.2			8,233.5
Income (loss) for the year	(142,138.0)																																	(142,700.9)					(142,700.9)			562.9
Other comprehensive income /(loss) for the period	29,011.3									38,269.5		1,681.5		4,026.1				40,346.2		3,549.2														(59,052.8)					28,819.7			191.6
Total comprehensive income for the year | Adjusted Balance [member]	(113,126.7)
Total comprehensive income for the year	(113,126.7)									38,269.5		1,681.5		4,026.1				40,346.2		3,549.2														(201,753.7)					(113,881.2)			754.5
Amounts recognized in inventory	1,242.2																	368.8		873.4																			1,242.2
Issue of shares pursuant to preferential allotment	26,025.1			462.7		25,562.4																																	26,025.1
Shares issued to non-controlling interests	2.4																																									2.4
Issue of perpetual instrument classified as equity by a subsidiary	7,130.0																																									7,130.0
Non-controlling interest on Acquisitions during the period	25.2																																	25.2					25.2
Realized gain on investments held at fair value through Other comprehensive income														(43.6)																				43.6
Dividend paid (including dividend tax)	(287.5)																																									(287.5)
Share based payments	90.4																																						90.4
Transfer (from)/to retained earnings																										(1,344.0)				887.2				456.8
Balance at the end (Previously stated [member]) at Mar. 31, 2021				7,658.1		325,350.3		221.8		89,692.0		2,567.8		4,373.5				(1,222.1)		(6.1)				22.8		9,044.5		1,993.9		5,791.3		451.8		57,363.3					503,302.9			15,832.9
Balance at the end at Mar. 31, 2021	519,135.8			7,658.1		325,350.3		221.8		89,692.0	$ 1,183.4	2,567.8		4,373.5			$ 325,572.1	(1,222.1)	$ (16.1)	(6.1)			$ 95,405.1	22.8		9,044.5		1,993.9		5,791.3		451.8		57,363.3				$ 74,667.6	503,302.9			15,832.9		₨ 0.0
Income (loss) for the year	(112,372.2)	$ (1,483.0)																														(113,699.3)							(113,699.3)			1,327.1
Other comprehensive income /(loss) for the period	(4,316.4)	(57.0)								(1,131.4)		1,429.6		3,423.4				(69,638.8)		(176.1)														61,770.7					(4,322.6)			6.2
Total comprehensive income for the year	(116,688.6)	(1,540.0)								(1,131.4)		1,429.6		3,423.4				(69,638.8)		(176.1)														(51,928.6)					(118,021.9)			1,333.3
Amounts recognized in inventory	12,108.4																	11,061.9		1,046.5																			12,108.4
Issue of perpetual instrument classified as equity by a subsidiary	4,850.0																																									4,850.0
Dividend paid (including dividend tax)	(1,460.6)																																									(1,460.6)
Buy back of shares	(2,457.9)																																									(2,457.9)
Proceeds from Compulsory Convertible Preference Shares (net of Debt issue cost) – classified as equity by subsidiary	24,710.9																																									24,710.9
Money received on exercise of stock options by employees	185.4					121.5																																	185.4					63.9
Exercise of stock option by employees	0.7					19.5		(19.5)																															0.7
Share based payments	180.5							180.5																															180.5
Transfer (from)/to retained earnings						(111,735.9)																				(4,933.0)				383.9				116,285.0
Balance at the end (Previously stated [member]) at Mar. 31, 2022																																		134,538.8	$ 1,775.1
Balance at the end at Mar. 31, 2022	₨ 440,564.6	$ 5,812.7		₨ 7,658.8	$ 101.0	₨ 213,755.4	$ 2,820.2	₨ 382.8	$ 5.1	₨ 88,560.6	$ 1,168.5	₨ 3,997.4	$ 52.7	₨ 7,796.9	$ 102.9	₨ 214,138.2	$ 2,825.3	₨ (59,799.0)	$ (789.0)	₨ 864.3	$ 11.4	₨ 41,420.2	$ 546.5	₨ 22.8	$ 0.3	₨ 4,111.5	$ 54.2	₨ 1,993.9	$ 26.3	₨ 6,175.2	$ 81.5	₨ 451.8	$ 6.0	₨ 121,719.7	$ 1,606.0				₨ 397,756.0	$ 5,247.9		₨ 42,808.6	$ 564.8	₨ 63.9	$ 0.8